Scope of consolidation	12 Months Ended
Dec. 31, 2023
Scope Of Consolidation [Abstract]
Scope of consolidation

3.	Scope of consolidation
The following table sets forth a list of the principal subsidiaries of the Company, which are grouped by reportable segments, as well as listing of companies within Other activities.

Name	Country	Percentage Interest Held
North America
FCA US LLC	USA	100.00
FCA Canada Inc.	Canada	100.00
Stellantis Mexico, S.A. de C.V.	Mexico	100.00
South America
FCA Fiat Chrysler Automoveis Brasil Ltda.	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Peugeot Citroën Argentina S.A.	Argentina	99.96
Enlarged Europe
Stellantis Europe S.p.A.	Italy	100.00
Automobiles Peugeot	France	100.00
Automobiles Citroën	France	100.00
Opel Automobile GmbH	Germany	100.00
Groupe PSA Italia S.p.A.	Italy	100.00
Stellantis & You France S.A.S.	France	100.00
Stellantis Auto S.A.S.	France	100.00
FCA Germany GmbH	Germany	100.00
Stellantis España, S.L.	Spain	99.99
Vauxhall Motors Limited	United Kingdom	100.00
FCA France S.A.S.	France	100.00
Peugeot Motor Company PLC	United Kingdom	100.00
Stellantis & You UK Limited	United Kingdom	100.00
Peugeot Deutschland GmbH	Germany	100.00
Stellantis & You Italia S.p.A.	Italy	100.00
Stellantis Nederland B.V.	Netherlands	100.00
Citroën Deutschland GmbH	Germany	100.00
Citroën UK Ltd	United Kingdom	100.00
FCA Poland S.p.z.o.o.	Poland	100.00

Middle East & Africa
Stellantis Middle East FZE	United Arab Emirates	100.00
Stellantis Otomotiv Pazarlama Anonim Sirketi	Turkey	100.00
China and India & Asia Pacific
Stellantis Japan Ltd.	Japan	100.00
Fiat India Automobiles Private Limited	India	50.00
Maserati
Maserati S.p.A.	Italy	100.00
Maserati (China) Cars Trading Co., Ltd.	People's Rep.of China	100.00
Maserati North America Inc.	USA	100.00
Financial Services
Stellantis Financial Services Europe S.A.	France	100.00
Stellantis Automotive Finance Co. Ltd.	People's Rep.of China	100.00
Stellantis Financial Services US Corp.	USA	100.00
Banco Stellantis S.A.	Brazil	100.00
Fidis S.p.A.	Italy	100.00
Holdings & Other Companies
FCA North America Holdings LLC	USA	100.00
GIE PSA Trésorerie	France	100.00
Fiat Chrysler Finance North America, Inc.	USA	100.00
FCA US Insurance Company	USA	100.00
Fiat Chrysler Finance S.p.A.	Italy	100.00
Stellantis International S.A.	Switzerland	100.00
Local regulation allows for exemption from local statutory requirements according to sec. 264 of the German
Commercial Code and the Company has applied such exemption for the following legal entities: Citroën Deutschland GmbH,
Stellantis Germany GmbH, Peugeot Deutschland GmbH, Opel Group Warehousing GmbH, FCA Germany GmbH, Share
Now GmbH, Stellantis & You Deutschland GmbH, Opel Eisenach GmbH and Free2Move Germany GmbH.
Acquisitions
In December 2022, Stellantis acquired 100 percent of aiMotive, an artificial intelligence company specializing in autonomous driving. This acquisition enhances Stellantis’ artificial intelligence and autonomous driving core technology, expands its global talent pool, and boosts the mid-term development of the Stellantis AutoDrive platform which is part of the
Dare Forward 2030 strategic plan. The total consideration was €240 million, paid in cash at closing. As of December 31,
2022, the preliminary purchase price allocation was not completed due to the proximity of the acquisition date to the year end. The net assets acquired amounted to €11 million resulting in a preliminary goodwill of €229 million. During the twelve months ended December 31, 2023, the goodwill has been revised to €172 million. The revised net assets acquired are
€67 million, reflecting the recognition of additional intangible assets in relation to the technology acquired. aiMotive is included within Other activities. The following table shows the assets and liabilities acquired. The amounts reported are final.

(€ million)	At December 22, 2022
Goodwill	€172
Other intangible assets	87
Other assets	13
Total assets	€272
Total equity	€239
Long-term debt and Short term debt and current portion of long-term debt	21
Other liabilities	12
Total equity and liabilities	€272
In line with our Dare Forward 2030 goals of embracing breakthrough ideas to offer innovative, clean mobility, in
January 2023, Stellantis announced an expansion of its partnership with Archer Aviation Inc. This included manufacturing assistance services in both technology and personnel to manufacture an electric vertical take-off and landing aircraft. In addition, the January 2023 agreements contain commitments for Stellantis to provide funding up to €138 million
($150 million) in equity capital of which €89 million ($95 million) was invested by Stellantis as of December 31, 2023. The remaining funding is contingent on certain milestone achievements and can be drawn by Archer at its discretion once the applicable milestones have been met. Archer issued equity warrants to Stellantis of 15 million Archer shares at an exercise price of $0.01 per share which vest at specific dates between 2024 and 2026. At December 31, 2023, Stellantis owned 10.1 percent of the Archer share capital and controlled 4.5 percent of Archer voting rights. In accordance with IAS 28 -
Investments in associates and joint ventures, significant influence is demonstrated by a combination of factors, including board representation, the funding commitments referenced above and Archer’s reliance on Stellantis` manufacturing expertise. As a result, we have accounted for Archer as an associate under the equity method from January 2023 and is reported in Other activities. During the year ended December 31, 2023, Stellantis increased its shareholding in Archer through open market stock purchases and capital injections of €103 million.
In December 2021, Stellantis announced the creation of SiliconAuto, a joint venture with Foxconn for the design, development and production of semiconductors, a key component for automotive vehicles. Consideration of €70 million for a
50 percent share was paid in June 2023. This is accounted for as an equity method investment and is reported in Other activities.
Within the South America segment, we announced in February 2023, an investment into 360 Energy S.A., a green energy company, currently producing renewable energy through solar panels, which will provide Stellantis preferential rights to purchase energy at discounted prices as part of our climate-related commitments. Total consideration of €93 million
($100 million) representing a 49.5 percent interest was paid. This is accounted for as an associate under equity method investment.
In December 2022, Stellantis announced its intention to acquire a substantial stake in Symbio, a hydrogen fuel cell company which will contribute to the Company’s Dare Forward 2030 goal of expansion in this technology. The binding agreement was signed in July 2023 for a 33.3 percent interest with Forvia and Michelin as equal shareholders. Consideration of €300 million was paid, which includes a shareholder loan of €58 million. This is accounted for as an equity method investment as a joint venture and is reported in the Enlarged Europe segment.
In July 2023, Stellantis entered into an agreement with other automakers to establish Ionna, which will develop a new, high-speed charging infrastructure for battery electric passenger vehicles in the U.S. and Canada. The Company is committed to pay up to €199 million ($220 million) in equity capital contributions over the term of the agreement, providing a 16.7 percent equity in the newly formed legal entity. In November 2023, Stellantis paid an initial capital contribution of
€6 million ($6 million) and the arrangement is accounted for as an equity method investment and is reported under the North
America segment.
In July 2023, Stellantis paid €393 million as a contribution of capital to NextStar Energy Inc. for 49 percent of its equity. NextStar Energy Inc. is a joint venture with LG Energy Solution Ltd for the production of batteries in Canada which is accounted for as an equity method investment and is reported in North America segment.
In November 2023, Stellantis paid €1.4 billion for an equity investment representing approximately 21 percent equity in Zhejiang Leapmotor Technology Co. Ltd, a Chinese new energy vehicle OEM. The investment is accounted for as an equity method investment and reported in China and India & Asia Pacific segment. In addition, a joint venture, called
Leapmotor International, will be created in 2024 with ownership by Stellantis of 51 percent and by Leapmotor of 49 percent, subject to regulatory approvals. Stellantis will control and consolidate the joint venture. The joint venture will have exclusive rights for export and sale, as well as manufacturing of Leapmotor products outside of Greater China.
Disposals
In December 2021, Stellantis announced the reorganization of its leasing activities in Europe with the intention to create a European multi-brand operational leasing company with CACF, (with each of Stellantis and CACF holding a 50 percent interest) that would result from the combination of the leasing activities of Leasys and the activities of Free2Move
Lease (“F2ML”), a business unit created within the former Groupe PSA and which aims to develop the B2B long-term leasing activity. In addition, the joint ventures with BNP Paribas Personal Finance (“BNPP PF”) and Group Santander
Consumer Finance (“SCF”) were reorganized so the joint ventures with BNPP PF operate the financing activities in
Germany, Austria and in the UK and joint ventures with SCF operating financing activities in France, Italy, Spain, Belgium,
Poland, the Netherlands and through a commercial agreement with SCF in Portugal. The joint ventures’ financing activities covers all Stellantis brands. The binding agreements governing this reorganization were signed on March 31, 2022 between
Stellantis and each of BNP Paribas Personal Finance, Crédit Agricole Consumer Finance and Santander Consumer Finance.
As a result of the reorganization described above, in December 2022, Leasys was transferred from FCA Bank to
LeaseCo, a joint venture held 50 percent by both Stellantis and CACF. LeaseCo was established as the new multi-brand operational leasing company then renamed to Leasys SAS, and includes the lease brand, Free2move. At December 31, 2022, the equity investment in FCA Bank met the criteria to be classified as held for sale under IFRS 5, Non-current Assets Held for Sale and Discontinued Operations. At December 31, 2022, our investment in FCA Bank was written down to approximately €1,700 million, with the loss of €133 million recognized within Share of the profit/(loss) of equity method investees on the Consolidated Income Statement.
In April 2023, Stellantis completed the sale of the 50 percent interest held in FCA Bank to CACF for net consideration of €1,581 million of which €1,566 million related to industrial activities and €15 million related to financial services. An additional consideration of €68 million was subsequently received as earn-out. The total net consideration is comprised of €1,090 million cash and a credit linked note issued by FCA Bank with fair value at inception of €906 million and a residual amount of €559 million at December 31, 2023 after partial repayment. On disposal of the holding in FCA
Bank, Stellantis recorded a loss on disposal of €38 million, which was reported in the Consolidated Income Statement in
Gains/(losses) of disposal on investments. Also in April 2023 and in relation to the transfer of leasing activities to LeaseCo, payments of €38 million and €64 million were made to SCF and CACF, respectively, for compensation related to loss of future earnings and transfer of risks associated with the lease businesses transferred. These amounts were recognized in our
Consolidated Income Statement in Selling, general and other costs.
In April 2023, Stellantis completed the disposal of Teksid’s cast iron production legal entities in Mexico and the
U.S. to Cummins Inc. Consideration of €136 million was received and a gain on sale of €34 million was reported in the
Consolidated Income Statement in Gains/(losses) of disposal on investments. This was previously reported within Other activities.
As of December 31, 2023, Stellantis has concluded it no longer has joint control of either DPCA or DPCS, and as a result accounts for its interest as a financial asset under IFRS 9.
As of December 31, 2023, Stellantis has concluded it has lost control of its entities in Russia as it no longer has power over these entities. As a result, the entities have been deconsolidated and Stellantis recognized a loss of €144 million in
Gains/(losses) on disposals of investments, primarily consisting of cash and cash equivalents and other assets of €125 million, trade payables and other liabilities of €93 million and cumulative translation adjustments in Other comprehensive income of
€(112) million.
During the year ended December 31, 2023, there were various minor business disposals with assets of €127 million and liabilities of €34 million.
Held for sale
At December 31, 2023, there were various businesses which met the criteria under IFRS 5 to be classified as held for sale with assets of €763 million and liabilities of €332 million of which €656 million of assets and €332 million of liabilities relates to Stellantis Otomotiv Pazarlama Anonim Sirketi.
As of December 31, 2022, the equity investment in FCA Bank met the criteria to be classified as held for sale under
IFRS 5, Non-current Assets Held for Sale and Discontinued Operations which was disposed of in 2023. Refer to Note 3,
Scope of consolidation: disposals for additional information.
GAC-Stellantis JV
In January 2022, Stellantis announced a plan to increase its shareholding in GAC-Stellantis JV from 50 percent to 75 percent. Due to lack of progress in the previously announced plan for Stellantis to take a majority share in GAC-Stellantis JV,
Stellantis is cooperating with GAC Group in an orderly termination of the joint venture. Stellantis will focus on distributing imported vehicles for the Jeep brand in China through an asset-light approach. As a result, Stellantis fully impaired the equity method investment in GAC-Stellantis JV of €126 million in the six months ended June 30, 2022. In addition, impairments were recognized for the loans granted to GAC-Stellantis JV of €106 million, €48 million related to trade receivables, as well as, €16 million primarily related to capitalized development expenditures. These amounts are recognized in Results from equity method investments. The GAC-Stellantis JV filed for bankruptcy and the filing was accepted by the local court in
November 2022. The bankruptcy administrator was appointed in March 2023. The first creditors’ meeting took place in July
2023.
Merger of Groupe PSA and FCA
Timeline of the merger and business combination date
On December 17, 2019, FCA and PSA entered into a combination agreement providing for the combination of FCA and PSA through a cross-border merger, with FCA as the surviving legal entity in the merger (“Stellantis”).
On September 14, 2020, FCA and PSA agreed to amend the combination agreement. According to the combination agreement amendment, the FCA Extraordinary Dividend, to be paid to former FCA shareholders was reduced to €2.9 billion, with PSA’s 46 percent stake in Faurecia planned to be distributed to all Stellantis shareholders promptly after closing following approval of the Stellantis board and shareholders.
On January 4, 2021, PSA and FCA held their respective extraordinary general shareholder meetings in order to, among other matters, approve the merger transaction. The respective shareholder meetings approved the merger. Following the respective shareholder approvals and receipt of the final regulatory clearances, FCA and PSA completed the legal merger.
The conditions agreed to as part of the regulatory clearance will not have a material impact on the cash flows or financial positions for Stellantis.
On January 17, 2021, the board of directors was appointed, the Stellantis articles of association became effective and the combined company was renamed Stellantis. On this date, the Stellantis management and board of directors collectively obtained the power and the ability to control the assets, liabilities and operations of both FCA and PSA. As such, under IFRS
3, January 17, 2021 is the acquisition date for the business combination (see the following paragraph “Accounting for the merger and Identification of the accounting acquirer” for further details on the accounting for the transaction).
On January 29, 2021, the approximately €2.9 billion extraordinary dividend was paid to holders of FCA common shares of record as of the close of business on Friday, January 15, 2021.
On March 22, 2021, the distribution by Stellantis to the holders of its common shares was completed of 53,130,574 ordinary shares of Faurecia and €302 million which are the proceeds received by PSA in November 2020 from the sale of ordinary shares of Faurecia, both net of shares and cash retained to serve the General Motors (“GM”) Warrants.
Primary reasons for the business combination
The following are the primary reasons for the merger:
•A New Industry Leader with resilience. The merger created a global automaker and mobility provider, with a balanced and profitable global presence with a portfolio covering all key vehicle segments;
•Greater Geographic Balance. The merger added scale and substantial geographic balance through leveraging
FCA’s strength in North America and Latin America with PSA’s position in Europe, as well as creating opportunities to reshape the strategy in other geographic regions, primarily China;
•Stronger Platform for Innovation. The combined group is expected to be able to leverage its capabilities in new energy vehicles, sustainable mobility, autonomous driving and connectivity; and
•Synergies. The merger synergies are planned to be achieved in the following four areas: technology, platforms and products, purchasing, selling, general and administrative expenses (SG&A) and all other functions, such as logistics, supply chain, quality and after-market operations.
Accounting for the merger and identification of the accounting acquirer
The merger has been accounted for by Stellantis using the acquisition method of accounting in accordance with
IFRS 3, which requires the identification of the acquirer and the acquiree for accounting purposes. Based on the assessment of the indicators under IFRS 3 and consideration of all pertinent facts and circumstances, management determined that PSA was the acquirer for accounting purposes and as such, the merger has been accounted for as a reverse acquisition. In identifying PSA as the acquiring entity, notwithstanding that the merger was effected through an issuance of FCA shares, the most significant indicators were (i) the composition of the combined group’s board, which is composed of eleven directors, six of whom were to be nominated by PSA, PSA shareholders or PSA employees, or were current PSA executives, (ii) the combined group’s first CEO, who was vested with the full authority to individually represent the combined group, and was the president of the PSA Managing Board prior to the merger, and (iii) the payment of a premium by pre-merger shareholders of PSA.
Computation of the consideration transferred
PSA shareholders received 1.742 FCA common shares for each PSA ordinary share held immediately prior to the merger as consideration in connection with the merger, which represented 1,545,220,196 shares. However, as required by
IFRS 3, the consideration transferred is calculated as if PSA, as the accounting acquirer, issued shares to the shareholders of the accounting acquiree, FCA. The value of the consideration transferred has been measured based on the closing price of
PSA’s shares of €21.85 per share on January 15, 2021, which was the final share price of PSA prior to the acquisition date.
The number of PSA shares that PSA is deemed to issue to FCA shareholders under reverse acquisition accounting provides the former FCA shareholders with the same ownership in the combined group as obtained in the merger. Based on the number of shares of FCA and PSA that are issued and outstanding as of January 16, 2021, the respective percentages of ownership of PSA and the former FCA shareholders are as follows:

	Number of shares issued and outstanding as of January 16, 2021		Exchange ratio	Adjusted number of shares on completion (i.e. Stellantis shares)		Exchange ratio	Deemed number of shares for consideration transferred calculation
	(a)		(b)	(c) = (a)*(b)		(d)	(e) = (c)/(d)
PSA	887,038,000	(1)	1.742	1,545,220,196	49.53%	1.742	887,038,000	49.53%
FCA	1,574,714,499	(2)	1	1,574,714,499	50.47%	1.742	903,969,288	50.47%
Total				3,119,934,695			1,791,007,288
________________________________________________________________________________________________________________________________________________
(1) Number of shares as of January 16, 2021, net of 7,790,213 treasury shares
(2) The number of shares as of January 16, 2021 includes 7,195,225 shares that vested during 2020 in connection with FCA’s Equity Incentive Plan
In addition to the above, in line with the guidance in IFRS 2 - Share-based payment and IFRS 3 - Business combinations, included within consideration transferred is a portion of the fair value of the share-based awards to former
FCA employees. As a result of the merger, each outstanding FCA Performance Share Units (“PSU”) award and each outstanding FCA Restricted Stock Units (“RSU”) award has been replaced by Stellantis RSU awards, which will continue to be governed by the same terms and conditions, including service-based vesting terms. Both the FCA PSU Adjusted EBIT and
PSU Total Shareholder Return (“TSR”) awards were deemed to be satisfied at target upon conversion to Stellantis RSU awards. The portion of the fair value of the share-based payment awards that is included in the consideration transferred has been determined by multiplying the fair value of the original FCA awards as of January 16, 2021 by the portion of the requisite service period that elapsed prior to the merger divided by the total service period.
The computation of the consideration transferred under reverse acquisition accounting is summarized as follows:

Number of shares of PSA deemed to be issued to FCA shareholders under reverse acquisition accounting	Number of shares	903,969,288
Market price of PSA shares as of January 15, 2021		€€21.85
Fair value of common shares deemed to be issued to FCA shareholders as of January 15, 2021	€ million	19,752
Additional consideration for share-based compensation	€ million	85
Consideration transferred	€ million	€19,837
Calculation of Goodwill
Goodwill arising from the acquisition was determined as follows:

(€ million)	At the acquisition date (January 17, 2021)
Consideration transferred	19,837
Add: minority interests	59
Less: fair value of FCA’s Net assets acquired	8,390
Goodwill	11,506
Goodwill recognized on the acquisition relates to the expected growth, synergies, know-how and the value of FCA’s workforce, which cannot be separately recognized as an intangible asset. This goodwill has been allocated to the Company’s operating segments and is not expected to be deductible for tax purposes.
Purchase Accounting
The IFRS 3 acquisition method of accounting applies the fair value concepts defined in IFRS 13 - Fair Value
Measurement (“IFRS 13”) and requires, among other things, the assets acquired and the liabilities assumed in a business combination to be recognized by the acquirer at their fair values as of the acquisition date, with certain exceptions. As a result, the acquisition method of accounting has been applied and the assets and liabilities of FCA have been recorded at their respective fair values, with limited exceptions as permitted by IFRS 3. The excess of the consideration transferred over the fair value of FCA’s assets acquired and liabilities assumed has been recorded as goodwill. PSA’s assets and liabilities together with PSA’s operations will continue to be recorded at their pre-merger historical carrying values for all periods presented in the consolidated financial statements of Stellantis. Following the completion of the merger, the earnings of the combined group reflect the impacts of purchase accounting adjustments, including changes in amortization and depreciation expense for acquired assets.
The identifiable assets acquired and identifiable liabilities assumed of FCA, as detailed below, have been measured at their acquisition date (January 17, 2021) fair value, with limited exceptions as permitted by IFRS 3. The fair values assigned to the assets acquired and liabilities assumed are final.

(€ million)	At the acquisition date (January 17, 2021)
Assets
Intangible assets with indefinite useful lives	€12,797
Other intangible assets	8,256
Property, plant and equipment	20,667
Equity method investments	2,637
Non-current financial assets	320
Other non-current assets	3,833
Total Non-current assets	48,510
Inventories	9,333
Assets sold with a buy-back commitment	812
Trade receivables	1,970
Other current assets and prepaid expenses	4,408
Current financial assets	502
Cash and cash equivalents	22,514
Total Current assets	39,539
Total Assets	€88,049

Liabilities
Long-term debt	€18,362
Other non-current financial liabilities	269
Other non-current liabilities	5,386
Non-current provisions	5,452
Employee benefits liabilities	8,181
Total Non-current liabilities	37,650
Short-term debt and current portion of long-term debt	4,052
Current provisions	7,540
Employee benefits liabilities	595
Trade payables	20,302
Other current financial liabilities	159
Other current liabilities	9,361
Total Current liabilities	42,009
Total Liabilities	79,659
Net assets acquired	€8,390
Intangible assets
The fair value of brands (Jeep, Ram, Dodge, Fiat, Maserati, Alfa Romeo and Mopar) was determined through an income approach based on the relief from royalty method, which requires an estimate of future expected cash flows. The useful life associated with the brands is determined to be indefinite.
For capitalized development expenditures, fair values have been assessed according to a multi-criteria approach based on relief from royalty method and an excess-earning method. The fair value for the Dealer network has been assessed using the replacement cost method.
Property, plant and equipment
The fair value of property, plant and equipment was determined primarily through the replacement cost method, which requires an estimation of the physical, functional and economic obsolescence of the related assets. A market approach, which requires the comparison of the subject assets to transactions involving comparable assets, was applied to determine the preliminary fair value of land. The fair value of certain assets was determined through an income approach.
Equity method investments
The fair value of equity method investments was determined based on quoted market prices, where available, or through a combination of the dividend discount model, the trading multiples method and the regression analysis method.
Deferred taxes
Deferred tax assets and liabilities were calculated on the fair values using the statutory tax rates applicable in the relevant jurisdictions where the related temporary differences are expected to reverse in future periods. Recognized deferred tax assets were limited to the amount of deferred tax liabilities and taxable profits expected in the foreseeable future. The tax impacts which are directly linked to the merger and migration of Stellantis N.V. tax residency from the UK to the
Netherlands have been reflected in goodwill.
Inventories
The fair value of work-in-process and finished goods Inventories was determined as the estimated selling prices, less the sum of (i) the cost to complete work-in-process, (ii) the cost of disposal, (iii) a reasonable profit allowance for the selling effort, (iv) an implied brand royalty charge and (v) holding costs. The book value of certain precious metals has been adjusted to reflect their respective fair values using market prices as of the merger date. The book value of all other raw materials, which are measured at the lower of cost and net realizable value and which have a high turnover, are considered to approximate fair value.
Financial liabilities
Fair value of financial liabilities were based on quoted market prices for listed debt and based on discounted cash flow models for debt that is not listed.
The acquired lease liability was measured using the present value of the remaining lease payments at the acquisition date. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the terms of certain leases relative to market terms.
Employee benefits
The present value of defined benefit obligations has been measured using actuarial techniques and actuarial assumptions by using the Projected Unit Credit Method. Plan assets have been measured at fair value.
Trade receivables and Receivables from financing activities
Included within the identifiable assets acquired were trade receivables with a fair value of €1,970 million and gross contractual amount of €2,181 million, of which €211 million was not expected to be collected. Included within the identifiable assets acquired were receivables from financing activities with a fair value of €1,888 million and gross contractual amount of €1,903 million, of which €15 million was not expected to be collected.
Contingent liabilities
As a result of the acquisition an incremental contingent liability of €163 million has been recognized for the potentially higher CAFE penalty base rate on vehicle shipments prior to the merger date. Refer to Note 26, Guarantees granted, commitments and contingent liabilities for additional information.
Although the specific timing of any outflow is uncertain, as a result of the acquisition, we have also recognized
€141 million of contingent liabilities related to various matters, which are primarily related to indirect tax matters in Brazil.
Pro forma impact on revenues and net profit
From the acquisition date to December 31, 2021, the acquired business of FCA contributed revenues of approximately €100 billion and net profit of approximately €9 billion to the Company. If the acquisition had occurred on
January 1, 2021, the Company’s consolidated revenues and consolidated net profit after tax for the year ended December 31,
2021 would have been €152 billion and €14 billion respectively.
Faurecia distribution and deconsolidation
Following agreement between FCA and PSA, PSA announced on October 29, 2020 the sale of approximately
9.7 million ordinary shares of Faurecia, representing approximately 7 percent of Faurecia’s outstanding share capital, with proceeds of approximately €308 million. This sale was recorded as a transaction with non-controlling interests. According to the combination agreement amendment, PSA’s 39.34 percent stake in Faurecia as well as the proceeds from the 7 percent sale were intended to be distributed to all Stellantis shareholders promptly after the closing of the merger. At December 31, 2020,
Faurecia continued to be consolidated within continuing operations of PSA’s consolidated financial statements, as PSA concluded that Faurecia was not readily available for distribution until the merger was approved by PSA and FCA shareholders.
On January 12, 2021, PSA (i) converted the manner in which it held its remaining Faurecia ordinary shares resulting in the loss of the double voting rights attached to such Faurecia ordinary shares and (ii) caused its representatives on the board of directors of Faurecia to resign effective January 11, 2021. As a result of its loss of control over Faurecia on January
12, 2021, PSA discontinued the consolidation of Faurecia, recognizing a gain of €515 million after tax, with Faurecia being reported retrospectively as a discontinued operation in 2021 until Faurecia was distributed by Stellantis in March 2021. The remaining 39.34 percent investment in Faurecia has been accounted for as an investment in a non-consolidated entity measured at fair value under IFRS 9. During the year ended December 31, 2021, a gain of €475 million after tax was recognized up to the distribution.
On January 25, 2021, the extraordinary general meeting of shareholders (“EGM”) was convened, in order to approve the distribution by Stellantis to the holders of its common shares of up to 54,297,006 ordinary shares of Faurecia and up to
€308 million which are the proceeds received by PSA in November 2020 from the sale of ordinary shares of Faurecia. The
EGM was held on March 8, 2021 and the distribution occurred on March 22, 2021 resulting in 53,130,574 ordinary shares of
Faurecia and €302 million in cash distributed.
The operating results of Faurecia during the period from January 1, 2021 to its deconsolidation on January 11, 2021 were not material and the loss of control was treated as having taken place on January 1, 2021.